SHAREHOLDERS' EQUITY (Schedule of RSUs Granted) (Details) - RSU [Member]	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Number of Units
Unvested at beginning of year	2,723,042
Granted	878,190
Vested	(360,637)
Forfeited	(322,424)
Unvested at end of the year	2,918,171
Weighted average fair value
Unvested at beginning of year | $	$ 2.43
Granted | $ / shares	$ 2.47
Vested | $ / shares	2.26
Forfeited | $ / shares	$ 2.4
Unvested at end of period | $	$ 2.47